SHARE- BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Award Activity

The following table summarizes stock award activity and related information for all of Wins Finance’s Equity Plans for the year ended June 30, 2016:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term In Years
		$
Outstanding, July 1, 2015	-	-	-

Granted	1,450,000	12	3
Exercised	-	-	-
Forfeited	(180,000)	-	-
Canceled	-	-	-
Outstanding, June 30, 2016	1,270,000	12	2.42
Exercisable, June 30, 2016	-	12	2.42
Vested and expected to vest, June 30, 2016	1,000,000	12	2.42

Schedule of Weighted Average Assumptions Used to Value Options

The weighted-average assumptions used in the Binomial Model calculation for option grants during the year ended June 30, 2016 were as follows:

Expected volatility	51.5%
Risk-free interest rates	1.77%
Expected terms	5.0 years
Dividend yields	0%
Sub-Optimal behavior multiple	2.80
Fair Value per share of options granted	$5.27~$5.44